Supplemental information on statement of cash flows (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Supplemental Information on Statement of Cash Flows

	Jan-Jun/ 2019	Jan-Jun/ 2018
Additional information on cash flows:
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	658	445
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit	76	42
Lease (*)	1,319	—
Provision/(reversals) for decommissioning costs	(19)	24
Use of deferred tax and judicial deposit for the payment of contingency	2	8

(*)	The effects arising from the adoption of IFRS 16 are set out in note 3.